Schedule of Consolidated Financial Statements Reflect the Activities of FBS Cayman (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Feb. 22, 2022
Success Elite Development Limited [Member]
Date of incorporation	Feb. 22, 2022	Feb. 22, 2022
Percentage of direct or indirect economic ownership	100.00%	100.00%	100.00%
Principal activities	Investment Holding Company	Investment Holding Company
Fine Build Systems Pte Ltd [Member]
Date of incorporation	Mar. 09, 1996	Mar. 09, 1996
Percentage of direct or indirect economic ownership	100.00%	100.00%
Principal activities	General Contractors Building construction including major upgrading works	General Contractors Building construction including major upgrading works
Bright Bless Development Limited [Member]
Date of incorporation	Mar. 07, 2025
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment Holding Company
EFMK Supplies Limited [Member]
Date of incorporation	Mar. 10, 2025
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Provision of recruitment agency services and advisory services